FINANCIAL INSTRUMENTS - FAIR VALUE AND RISK MANAGEMENT - Schedule of detailed information about exposure to credit risk trade receivables and contract asset by geographic region (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade Receivables	$ 254	$ 117
US [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Receivables	230	117
Other Regions [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Receivables	$ 24	$ 0